Commitments and Contingencies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Disclosure of commitments and contingencies [Line Items]
Minimum operating lease payments recognized as an expense	¥ 54,671	$ 8,638	¥ 54,617	¥ 60,201
Capital commitments related to property, plant and equipment	409,487		427,089		$ 64,696
Investments commitments related to interest in joint venture	0		75,000		0
Irrevocable letter of credits issued	¥ 1,905		¥ 29,729		$ 301
Bottom of range [Member]
Disclosure of commitments and contingencies [Line Items]
Property plant and equipment, subject to or available for operating lease useful life average	1 year	1 year
Top of range [Member]
Disclosure of commitments and contingencies [Line Items]
Property plant and equipment, subject to or available for operating lease useful life average	5 years	5 years